STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
Statutory Reserves [Abstract]
Legal Reserve and Retained Earnings and Dividends Disclosure [Text Block]
19.	STATUTORY RESERVES

The Company's subsidiaries and VIEs incorporated in the PRC are required on an annual basis to make appropriations to the statutory reserve based on after-tax net earnings at certain percentage of after-tax profit determined in accordance with PRC regulations.

The statutory reserve requires annual appropriations of 10% of after-tax profit (as determined at each year-end and after setting off against any accumulated losses from prior years) until such fund has reached 50% of VIEs' registered capital. Appropriation to the statutory reserve fund must be made before distribution of dividends to stockholders. The statutory reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital.

For the year ended December 31, 2012 and 2011, the Company's subsidiaries and VIEs contributed nil and $1,054,278 to statutory reserve respectively.